ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Funds raised for CrossFire New Mobile Game	29,549	34,047	4,869
Professional services	2,677	5,139	735
Sales & Marketing Expenses	—	1,626	232
Staff cost related payables	5,018	5,826	833
Office expenses	1,261	479	68
Product development services	655	140	20
Other payables	2,074	2,041	292
Hosting service fee	2	—	—
Others	430	511	74
Total	41,666	49,809	7,123